FUTURE POLICY BENEFITS - Schedule of Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	$ 26,281	$ 19,499
Expected future gross premiums, Undiscounted	5,669	7,540
Expected future benefit payments, Discounted	14,432	10,770
Expected future gross premiums, Discounted	3,356	4,328
Annuities
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	17,462	9,146
Expected future gross premiums, Undiscounted	0	0
Expected future benefit payments, Discounted	10,263	5,730
Expected future gross premiums, Discounted	0	0
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments, Undiscounted	8,819	10,353
Expected future gross premiums, Undiscounted	5,669	7,540
Expected future benefit payments, Discounted	4,169	5,040
Expected future gross premiums, Discounted	$ 3,356	$ 4,328